CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY (USD $)		Total	Common Stock		Additional Paid-in Capital	Accumulated Deficit	Preferred Stock	Subscription Receivable
Balance at Dec. 31, 2011		$ (6,824,748)	$ 3,537		$ 19,716,963	$ (26,469,144)	$ 0	$ (76,104)
Balance (in shares) at Dec. 31, 2011			3,536,865	[1]			0
Forgiveness of Debt		46,037	0		46,037	0	0	0
Stock Compensation Expense		172,233	0		172,233	0	0	0
Forgiveness of Subscriptions Receivable		74,073			(2,031)			76,104
Net Income (Loss)		322,840	0		0	322,840	0	0
Balance at Dec. 31, 2012		(6,209,565)	3,537		19,933,202	(26,146,304)	0	0
Balance (in shares) at Dec. 31, 2012			3,536,865	[1]			0
Forgiveness of Debt		0
Issuance of Common Stock in Public Offering (in shares)	[1]		4,025,000
Issuance of Common Stock in Public Offering		8,050,000	4,025		8,045,975
Direct Financing Associated Costs		(1,358,641)			(1,358,641)
Conversion of Term Debt and Accrued Interest (in shares)	[1]		1,158,003
Conversion of Term Debt and Accrued Interest		2,316,007	1,158		2,314,849
Conversion of Accrued Compensation and Interest (in shares)	[1]		821,285
Conversion of Accrued Compensation and Interest		1,642,569	821		1,641,748
Exercise of Warrants (in shares)	[1]		59,300
Exercise of Warrants		133,425	59		133,366
Stock Compensation Expense		159,272	0		159,272	0	0	0
Issuance of Warrants in Conjunction with Public Offering		(8,236,786)			(8,236,786)
Reclass Fair Value of Warrant Derivative Liability upon Expiration of Full Ratchet Price Protection		526,245			526,245
Reclass Fair Value of Warrant Derivative Liability upon Exercise		85,409			85,409
Net Income (Loss)		(10,146,228)	0		0	(10,146,228)	0	0
Balance at Dec. 31, 2013		$ (13,038,293)	$ 9,600		$ 23,244,639	$ (36,292,532)	$ 0	$ 0
Balance (in shares) at Dec. 31, 2013			9,600,453	[1]			0

[1]	All share amounts for all periods reflect the Company’s 1-for-75 reverse stock split, which was effective February 6, 2013.